SHORT-TERM BANK LOAN (Details Narrative)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			4.84%		4.84%
Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			6.96%		6.96%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $												$ 153,172
Line of credit outstanding value | $			$ 154,833		$ 152,607
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate			4.84%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate				4.90%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥													¥ 1,000,000
Line of credit outstanding value | ¥							¥ 1,000,000
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $												$ 147,264
Line of credit outstanding value | $						$ 152,607
Line of credit facility, maturity date					Jul. 31, 2021
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate					434.00%
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate					4.90%
Dongguan Agricultural Bank of China [Member] | New Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥													¥ 1,000,000
Line of credit outstanding value | ¥											¥ 1,000,000
Webank [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $	$ 88,358							$ 86,886
Webank [Member] | Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	16.20%
Webank [Member] | Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	16.29%
Webank [Member] | Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥									¥ 590,000	¥ 600,000
Dongguan Agricultural Commercial Bank [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | $		$ 212,334
Line of credit outstanding value | $						$ 211,868
Line of credit facility, interest rate		6.96%
Line of credit facility, maturity month year						2020-09
Dongguan Agricultural Commercial Bank [Member] | Facility Agreement [Member] | RMB [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | ¥														¥ 1,500,000
Line of credit outstanding value | ¥											¥ 1,500,000